Travel Suppliers Payable - Schedule of Travel Supplier Payables (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts Payable And Accrued Expenses [Line Items]
Travel suppliers payable	$ 174,817	$ 102,237
Hotels and Other Travel Service Suppliers [Member]
Accounts Payable And Accrued Expenses [Line Items]
Travel suppliers payable	151,023	96,357
Airlines [Member]
Accounts Payable And Accrued Expenses [Line Items]
Travel suppliers payable	$ 23,794	$ 5,880